Other intangible assets	6 Months Ended
Dec. 31, 2021
Other intangible assets

7 Other intangible assets

The following table shows the movements in other intangible assets:

	31 December 2021	30 June 2021
	$	$
Brand, trademark, trade names and domain names
Gross carrying amount
Balance at beginning of period	-	-
Acquired through business combination	720,550	-
Domain names	32,868
Balance at end of period	753,418	-

Accumulated amortisation
Balance at beginning of period	-	-
Amortisation for the period	(56,043)	-
Balance at end of period	(56,043)	-
Carrying amount at the end of the period	697,375	-

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2021

7 Other intangible assets (continued)

Brand, trademark, trade names and domain names acquired in a business combination that qualify for separate recognition are recognised as intangible assets at their fair values. The Brand, trademark, trade names and domain names acquired in respect of the purchase of EasyDNA’s business and assets have been valued using the ‘relief from royalty method’. The projected royalty cashflows have been discounted to their present value assuming a weighted average cost of capital of 16%. A net royalty rate of 1.5% of projected EasyDNA revenues has been assumed.

Brand, trademark, trade names and domain names are amortised on a straight-line basis over their estimated useful lives of five years.